Form N-1A Cover	Aug. 19, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.
Registrant Name	AMERICAN FUNDS CORE PLUS BOND FUND
Entity Central Index Key	0002064871
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 19, 2025
Prospectus Date	Aug. 19, 2025